Financial Instruments - Schedule of Impact that Derivatives not Qualifying as Hedging Instruments in Condensed Consolidated Statements of Operations (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017		Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Net cash receipts (payments) on settled derivative instruments	$ (33,600)				$ 9,200							$ (54,100)		$ 13,700
Price risk management activities income (expense)	$ (91,176)	[1]	$ (84,365)	$ (28,086)	$ 38,995	[1]	$ 45,893	$ (32,742)	$ 11,350	$ (48,930)	$ 12,924	(143,152)	[1]	84,888	[1]	$ (27,563)	[2]	$ (57,398)	[2]	$ 182,196	[2]
Received net cash settlements												$ (54,056)		$ 13,668		$ 23,834		$ 172,182		$ 181,927

[1]	The Company paid $33.6 million and received $9.2 million in net cash settlements for the three months ended June 30, 2018 and 2017, respectively, and paid $54.1 million and received $13.7 million in net cash settlements for the six months ended June 30, 2018 and 2017, respectively.
[2]	The Company received net cash settlements of $23.8 million, $172.2 million and $181.9 million for the years ended December 31, 2017, 2016 and 2015, respectively.